Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions
(11)	Related Party Transactions

(a)	Loans to Affiliates

The Company held related party Cash Pool investments of $50 and $5 at June 30, 2016 and December 31, 2015, respectively. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a S&P rating of AA. The Cash Pool investment is discussed further in note 6.

In April 2015, the Company entered into an agreement to lend Allianz Managed Operations and Services of America (AMOSA) $33,000. The remaining loan balance was $33,000 as of December 31, 2015. In March 2016, the $33,000 loan and accrued interest of $165 was assigned to AZOA through a dividend and removed from the Company’s Loans to affiliates account on the Consolidated Balance Sheets. The interest rate was a fixed rate of 2.03% . Interest of $165 and $150 was earned for six month periods ended June 30, 2016 and 2015, respectively, and is included in Interest and similar income, net on the Consolidated Statements of Operations.

(b)	Real Estate

The Company has agreements to sublease office space to related parties, wholly owned by the same parent company, AZOA. The Company earned rental income of $455 and $613 for the six month periods ended June 30, 2016 and 2015, respectively, which is included in Other revenue on the Consolidated Statements of Operations. Related to this agreement, the Company had a receivable balance of $76 and $76 at June 30, 2016 and December 31, 2015, respectively. In addition, the Company leases office space from Allianz Global Corporate and Specialty (AGCS) pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $16 and $12, for the six month periods ended June 30, 2016 and 2015, respectively, which is included in General and administrative expenses on the Consolidated Statements of Operations.

(c)	Service Fees

The Company incurred fees for services provided by affiliated companies of $39,974 and $21,053 for the six month periods ended June 30, 2016 and 2015, respectively. The Company’s liability for these expenses was $19,735 and $12,312 at June 30, 2016 and December 31, 2015, respectively, and is included in Other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

The Company earned revenues for services provided to affiliated companies of $7,883 and $2,272, for the six month periods ended June 30, 2016 and 2015, respectively. The receivable for these revenues was $4,228 and $1,400 at June 30, 2016 and December 31, 2015, respectively, and is included in Receivables on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contract holders was $6,379 and $7,262 for the six month periods ended June 30, 2016 and 2015, respectively, which is included in Fee and commission revenue on the Consolidated Statements of Operations. At June 30, 2016 and December 31, 2015, $1,115 and $2,217, respectively, were included for these fees in Receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $277 and $400 for the six month periods ended June 30, 2016 and 2015, respectively, which are included in General and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $46 and $50 at June 30, 2016 and December 31, 2015, respectively and is included in Other policyholder funds on the Consolidated Balance Sheets.

(d)	Dividends to parent

The Company paid dividends to AZOA of $633,165 which represented $600,000 cash and $33,165 related to the AMOSA loan and accrued interest and $420,000 cash dividend for the six month periods ended June 30, 2016 and 2015, respectively.

(e)	Line of Credit Agreement

The Company has a line of credit agreement with its subsidiary, Allianz Life Insurance Company of New York, to provide liquidity, as needed. The Company’s lending capacity under the agreement is limited to 5% of the General Account admitted assets of Allianz Life Insurance Company of New York as of the preceding year-end. There are no amounts outstanding under the line of credit agreement as of June 30, 2016 and December 31, 2015. In addition, no amounts have been borrowed during the periods ended June 30, 2016 and December 31, 2015.

(f)	Subsidiary Transactions

On February 1, 2016, Allegiance Marketing Group, LLC, a wholly-owned subsidiary of Allianz Individual Insurance Group LLC (AIIG), which is a wholly owned subsidiary of the Company, merged with and into GamePlan Financial Marketing (GamePlan), another wholly-owned subsidiary of AIIG. GamePlan was the surviving entity.

On February 2, 2016, GamePlan purchased a 100% interest in an independent FMO for a purchase price of $7,710. GamePlan recorded the assets and liabilities of the entity at fair value. As a result of the purchase, Goodwill in the amount of $4,929 and Intangible assets of $2,872 were recorded in Other assets on the Consolidated Balance Sheets. The intangible assets will be amortized over a period of seven years. As of June 30, 2016, the Company recorded amortization expense of $171 for the intangible assets acquired.

(17) Related-Party Transactions

(a)	Loans to Affiliates

The Company held related-party Cash Pool investments of $5 and $850,115 at December 31, 2015 and 2014, respectively. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a S&P rating of AA. The Cash Pool investment is discussed further in note 6.

In 2003, the Company entered into an agreement to lend Allianz SE $350,000. In 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. In 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The loan was paid off with year-to-date principal payments received through December 31, 2013, in the amount of $28,725. The interest rate was 5.18%. Interest of $1,029 was earned during 2013, and is included in Interest and similar income, net on the Consolidated Statements of Operations.

In 2015, the Company entered into an agreement to lend Allianz Managed Operations and Services of America (AMOSA) $33,000. The remaining loan balance was $33,000 as of December 31, 2015. Repayment of this loan will begin in 2016 and has a final maturity date of December 31, 2019. The interest rate is a fixed rate of 2.03%. Interest of $488 was earned during 2015 and is included in Interest and similar income, net on the Consolidated Statements of Operations.

(b)	Real Estate

The Company had a real estate investment property leased to affiliates. The Company reported $1,462 in 2013, for rental income, which is included in Interest and similar income, net on the Consolidated Statements of Operations. This property was sold in 2013. The Company has agreements to sublease office space to related parties, wholly owned by the same parent company, AZOA. The Company earned rental income of $1,065, $1,281, and $1,502 in 2015, 2014, and 2013, respectively, which is included in Other revenue on the Consolidated Statements of Operations. Related to this agreement, the Company had a receivable balance of $76 and $34 at December 31, 2015 and 2014, respectively. In addition, the Company leases office space from Allianz Global Corporate and Specialty (AGCS) pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $27, $32, and $29, in 2015, 2014, and 2013, respectively, which is included in General and administrative expenses on the Consolidated Statements of Operations.

(c)	Service Fees

The Company incurred fees for services provided by affiliated companies of $63,530, $40,985, and $40,096 in 2015, 2014, and 2013, respectively. The Company’s liability for these expenses was $12,312, and $7,197 at December 31, 2015 and 2014, respectively, and is included in Other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

The Company earned revenues for various services provided to affiliated companies of $6,305, $4,711, and $6,325, in 2015, 2014, and 2013, respectively. The receivable for these revenues was $1,400 and $269 at December 31, 2015 and 2014, respectively, and is included in Receivables on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $14,102, $16,260, and $16,516 during 2015, 2014, and 2013, respectively, which is included in Fee and commission revenue on the Consolidated Statements of Operations. At December 31, 2015 and 2014, $2,217 and $1,281, respectively, were included for these fees in Receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of subadvised investment options were $732, $848, and $1,060 during 2015, 2014, and 2013, respectively, which are included in General and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $50 and $69 at December 31, 2015 and 2014 respectively and is included in Other policyholder funds on the Consolidated Balance Sheets.

(d)	Dividends to parent

The Company paid cash dividends to AZOA of $572,125, $250,000, and $650,000 in 2015, 2014, and 2013, respectively.

(e)	Wholly Owned Subsidiary Transaction

In July 2015, The Annuity Store (TAS), a wholly owned subsidiary of the Company, purchased a 100% interest in a Field Marketing Organization (FMO), from Fireman’s Fund Insurance Company (FFIC), a subsidiary of AZOA for $2,617. TAS recorded the assets and liabilities of the entity at the historical cost recorded by FFIC. An excess of $2,125 was paid over the basis and charged to equity as a dividend paid to AZOA. The dividend paid as the result of the sale is included in the dividend paid to parent listed above.

(f)	Reinsurance

On October 1, 2010, the Company created a subsidiary named Allianz Annuity Company of Missouri (AAMO), a captive reinsurance entity domiciled in Missouri with a $250 capital contribution. On December 22, 2010, an additional capital contribution was made for $288,234 to AAMO. Prior to December 1, 2015, the Company ceded to AAMO, and AAMO provided indemnity reinsurance on a combined funds withheld coinsurance and modified coinsurance basis, a 20% quota share of the Company’s net liability of variable annuity policies written directly by the Company starting with 2010 policies for a particular product. The impact of this reinsurance agreement is eliminated through consolidation.

On December 1, 2015, the Company recaptured all risks ceded to AAMO under the Reinsurance Agreement and terminated the Reinsurance Agreement. Following the recapture and termination, AAMO maintained its license to act as a Missouri Special Purpose Life Reinsurance Captive Insurance Company (SPLRC) under Missouri SPLRC Law. Upon recapture, the liabilities were incorporated into the Company’s general account liabilities and the modified coinsurance and funds withheld trust agreements were terminated. As part of the recapture, bonds and interest rate swaps were sold by AAMO which generated realized gains of $3,806. After intercompany balances were settled, AAMO paid a dividend to the Company in the amount of $455,843. The Company received approval from the Department and the Missouri Department of Insurance, Financial Institutions & Professional Regulation (the Missouri Department) for all transactions noted above.

On September 29, 2009, the Company created a subsidiary named AZMO, a captive reinsurance entity domiciled in Missouri with a $250 capital contribution. On December 31, 2009, the Company ceded to AZMO, on a coinsurance basis and modified coinsurance basis, a 100% quota share of the Company’s net liability of level term life insurance policies and certain universal life insurance policies written directly by the Company. A letter of credit was issued under an existing letter of credit facility in which Allianz SE is the applicant and the face amount of the letter of credit is in a qualifying trust established by AZMO. On December 31, 2009, an additional capital contribution was made for $282,000 to AZMO. The impact of this reinsurance agreement is eliminated through consolidation.

The Company has reinsurance recoverables and receivables due to reinsurance agreements with other affiliated entities. Total affiliated reinsurance recoverables and receivables were $128 and $173 as of December 31, 2015 and 2014, respectively, and are included in Reinsurance recoverables and receivables on the Consolidated Balance Sheets.

(g)	Line of Credit Agreement

In 2013, the Company entered into a line-of-credit agreement with its subsidiary, Allianz Life Insurance Company of New York, to provide liquidity, as needed. The Company’s lending capacity under the agreement is limited to 5% of the General Account admitted assets of Allianz Life Insurance Company of New York as of the preceding year-end. There are no amounts outstanding under the line of credit agreement and no amounts have been borrowed during the years ended December 31, 2015 and 2014.

(h)	Minority Interest Transactions

The Company held a minority equity interest in a certain FMO. A put option within the stockholders agreement was exercised, which required the Company to purchase all of the remaining stock in the FMO. In lieu of purchasing the remaining stock, the Company purchased a put option for $6,500 on December 3, 2014, and subsequently cancelled it. Simultaneously, the FMO purchased the minority interest for $500. The Company recorded a loss of $6,500 related to the purchase of the put option. As part of the sale of the minority equity interest, goodwill of $1,496 was eliminated.